SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUMMARY OF DETAILED SEGMENT INFORMATION

The detailed segment information of the Company is as follows:

	For the Years ended December 31
	2023			2022			2021
	As Restated (1)
	Education	Campus	Total	Education	Campus	Total	Education	Campus	Total
Revenues	$18,611,370	$4,451,384	$23,062,754	$13,555,495	$4,638,121	$18,193,616	5,192,594	3,102,210	8,294,804
Depreciation and amortization(1)(2)	$2,938,552	$332,498	$3,271,051	$1,245,215	$1,105,425	$2,350,640	426,740	1,148,173	1,574,913
Loss from operations	$(36,217,860)	$150,525	$(36,067,335)	$(32,591,762)	$(9,746,037)	$(42,337,799)	(2,153,975)	(2,014,509)	(4,168,484)
Net Profit/(Loss)	$(5,899,772)	$188,550	$(5,711,222)	$(46,113,518)	$(9,892,921)	$(56,006,439)	(2,252,795)	(2,365,255)	(4,618,050)
Interest Expense, net	$3,578,911	$115,602	$3,694,513	$(943,916)	$(368,560)	$(1,312,476)	(98,819)	(350,747)	(449,566)
Capital Expenditures	$—	$—	$—	$—	$—	$—	-	-	-
Property and equipment, net	$456,751	$—	$456,751	$563,131	$—	$563,131	15,442	6,760,674	6,776,116
Total Assets	$43,213,773	$—	$43,213,773	$88,120,390	$3,139,237	$91,259,627	5,122,967	12,472,440	17,595,407
Total Liabilities	$23,498,780	$—	$23,498,780	$71,656,141	$5,648,650	$77,304,791	3,589,315	6,020,096	9,609,411

(1)	Consists of $575,309 (2022-$577,998) of Education segment depreciation and amortization which is included in cost of revenue and $2,363,243 (2022-$667,217) which is included in operating expenses in the accompanying statements of operations

(2)	Consists of $0 (2022-$590,228) of Campus segment depreciation and amortization which is included in cost of revenue and $332,498 (2022-$515,197) which is included in operating expenses in the accompanying statements of operations

SUMMARY OF REVENUE AND NON-CURRENT ASSETS BY GEOGRAPHIC LOCATION

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	For the Years Ended December 31,
	2023			2022
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$20,318,361	—	$20,318,361	$12,792,087	$3,473,507	$16,265,594
Asia / Pacific	3,971,427	—	3,971,427	24,799,301	4,112,755	28,912,056
North America / South America	9,290,120	—	9,290,120	21,831,530	—	21,831,530
	$33,579,908	$—	$33,579,908	$59,422,918	$7,586,262	$67,009,180

A summary of revenue by geographic location appears below:

	For the Years Ended December 31,
	2023			2022
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$4,134,861	$2,524,821	$6,659,682	$3,857,193	$2,403,570	$6,260,763
Asia / Pacific	3,374,298	1,926,563	5,300,861	2,073,866	2,234,551	4,308,417
North America / South America	11,102,211	-	11,102,211	7,624,436	-	7,624,436
	$18,611,370	$4,451,384	$23,062,754	$13,555,495	$4,638,121	$18,193,616